SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Supplemental cash flow information
	2019	2018	2017
	$	$	$
		(Restated - Note 4)

a) Change in Non-Cash Working Capital Accounts
Accounts Receivable	—	297,308	(281,445)
GST Recoverable	(2,533)	(2,128)	(6,672)
Prepaid Expenses	—	(18,608)	(153,311)
Trade and Other Payables	(7,003)	125,564	(103,884)
Liabilities to Customers	—	(297,309)	286,990

	(9,536)	104,827	(258,322)

b) Significant Non-Cash Financing Activities
Shares Issued in Settlement of Debts	—	—	103,689
Shares Issued for Services	—	7,373	21,986
Shares Issued on Conversion of Convertible Promissory Notes	1,379,907	1,934,419	—

	1,379,907	1,941,792	125,675

c) Other Information
Interest Paid	59,138	186,128	16
Income Taxes Paid	—	—	—